Working Capital - Summary of Information about Provisions (Detail) £ in Millions	12 Months Ended
Jun. 30, 2018 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 415
Exchange differences	(12)
Disposal of businesses	(1)
Provisions charged during the year	53
Provisions utilised during the year	(63)
Transfers to other payables	(2)
Unwinding of discounts	7
Ending balance	397
Current liabilities - Provisions	109
Non-current liabilities - Provisions	288
Thalidomide [member]
Disclosure of other provisions [line items]
Beginning balance	223
Provisions utilised during the year	(13)
Unwinding of discounts	7
Ending balance	217
Current liabilities - Provisions	14
Non-current liabilities - Provisions	203
Other [member]
Disclosure of other provisions [line items]
Beginning balance	192
Exchange differences	(12)
Disposal of businesses	(1)
Provisions charged during the year	53
Provisions utilised during the year	(50)
Transfers to other payables	(2)
Ending balance	180
Current liabilities - Provisions	95
Non-current liabilities - Provisions	£ 85